Post-retirement benefit obligations - Reconciliation Plan Assets, RF, Contributions (Details) - Pension - ZAR (R) R in Millions	12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Disclosure of net defined benefit liability (asset)
Beginning balance	R (6,179)
Ending balance	(7,445)	R (6,179)
Plan assets
Disclosure of net defined benefit liability (asset)
Beginning balance	70,071	64,403
Movements recognised in the income statement:	8,259	6,699
interest income	8,259	6,699
Actuarial gains (losses) recognised in other comprehensive income:	(2,884)	963
arising from return on plan assets (excluding interest income)	(2,884)	963
Plan participant contributions	562	536
Employer contribution	1,306	1,199
Benefits payments	(4,147)	(4,217)
Translation of foreign operations	602	488
Ending balance	73,769	70,071
Actual return on plan assets	5,376	7,662
South Africa
Disclosure of net defined benefit liability (asset)
Beginning balance	64
Ending balance	84	64
South Africa | Funded benefit obligation
Disclosure of net defined benefit liability (asset)
Projected pension contributions for next fiscal year	1,305
South Africa | Plan assets
Disclosure of net defined benefit liability (asset)
Beginning balance	66,284	60,671
Movements recognised in the income statement:	8,084	6,610
interest income	8,084	6,610
Actuarial gains (losses) recognised in other comprehensive income:	(2,939)	1,200
arising from return on plan assets (excluding interest income)	(2,939)	1,200
Plan participant contributions	562	536
Employer contribution	1,235	1,172
Benefits payments	(3,935)	(3,905)
Ending balance	69,291	66,284
Actual return on plan assets	5,145	7,810
Foreign Countries
Disclosure of net defined benefit liability (asset)
Beginning balance	(6,243)
Ending balance	(7,529)	(6,243)
Foreign Countries | Funded benefit obligation
Disclosure of net defined benefit liability (asset)
Projected pension contributions for next fiscal year	75
Foreign Countries | Plan assets
Disclosure of net defined benefit liability (asset)
Beginning balance	3,787	3,732
Movements recognised in the income statement:	175	89
interest income	175	89
Actuarial gains (losses) recognised in other comprehensive income:	55	(237)
arising from return on plan assets (excluding interest income)	55	(237)
Employer contribution	71	27
Benefits payments	(212)	(312)
Translation of foreign operations	602	488
Ending balance	4,478	3,787
Actual return on plan assets	R 231	R (148)